Operating assets and liabilities - Inventories - Inventories (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Inventory, Current [Line Items]
Total inventories	kr 17,641	kr 16,336	kr 17,641	kr 16,336
Indirect production costs included in work in progress and finished goods			kr 9,216	kr 8,533
Share of total inventories (net) (as a percent)			52.00%	52.00%
Movements in inventory write-downs
Inventories at the beginning of the year	16,336
Write-downs during the year	414	509
Utilisation of write-downs	(68)	(409)
Reversal of write-downs	(879)	(360)
Inventories at the end of the year	17,641	16,336
Gross amount
Inventory, Current [Line Items]
Raw materials			kr 2,842	kr 2,464
Work in progress			11,375	11,753
Finished goods			4,850	4,078
Total inventories	19,067	18,295	19,067	18,295
Movements in inventory write-downs
Inventories at the beginning of the year	18,295
Inventories at the end of the year	19,067	18,295
Inventory write-downs
Inventory, Current [Line Items]
Total inventories	1,426	1,959	kr 1,426	kr 1,959
Movements in inventory write-downs
Inventories at the beginning of the year	1,959	2,219
Inventories at the end of the year	kr 1,426	kr 1,959